Average Annual Total Returns - Institutional and Investor A - iShares Short-Term TIPS Bond Index Fund	Apr. 30, 2021
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.07%
Since Inception	2.86%
Investor A
Average Annual Return:
1 Year	4.64%
Since Inception	2.48%
Inception Date	Feb. 16, 2016
Investor A | After Taxes on Distributions
Average Annual Return:
1 Year	4.26%
Since Inception	1.73%
Inception Date	Feb. 16, 2016
Investor A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.74%
Since Inception	1.56%
Inception Date	Feb. 16, 2016
Institutional
Average Annual Return:
1 Year	4.89%
Since Inception	2.75%
Inception Date	Feb. 16, 2016